Stockholders' Equity - Common Stock (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	30,898,162